EATON VANCE SERIES TRUST II The Eaton Vance Building 255 State Street Boston, MA 02109

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the "Registrant") (1933 Act File No. 02-42722) certifies (a) that the forms of prospectus and statement of additional information dated November 1, 2006 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 66 ("Amendment No. 66") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 66 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-06-000837) on October 26, 2006:

Eaton Vance Tax-Managed Emerging Markets Fund
EATON VANCE SERIES TRUST II
By: /s/ Alan R. Dynner
Alan R. Dynner, Secretary

Date: November 2, 2006